RUBY MINE ACQUISITION (Details) (USD $)	3 Months Ended	12 Months Ended								6 Months Ended	12 Months Ended								12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Payments Made During the Preceding Option Period and as of the Closing Date [Member] Ruby Developement Company [Member]	Dec. 31, 2011 Warrant at $0.02 [Member] Ruby Developement Company [Member]	Dec. 31, 2012 Warrant at $0.09 [Member] Ruby Developement Company [Member]	Dec. 31, 2011 Warrant at $0.09 [Member] Ruby Developement Company [Member]	Jun. 30, 2011 Warrant at $0.10 [Member] Ruby Developement Company [Member]	Dec. 31, 2011 Warrant at $0.10 [Member] Ruby Developement Company [Member]	Dec. 31, 2011 Warrant at $0.04 [Member] Ruby Developement Company [Member]	Dec. 31, 2011 Warrant [Member] Ruby Developement Company [Member]	Dec. 31, 2010 Warrant [Member] Ruby Developement Company [Member]	Dec. 31, 2010 Common Stock Issued in Acquisition [Member] Ruby Developement Company [Member]	Mar. 31, 2014 Ruby Developement Company [Member]	Dec. 31, 2013 Ruby Developement Company [Member]	Dec. 31, 2011 Ruby Developement Company [Member]	Dec. 31, 2011 Ruby Developement Company [Member]	Dec. 31, 2010 Ruby Developement Company [Member]	Mar. 31, 2014 Ruby Developement Company [Member]	Dec. 31, 2013 Ruby Developement Company [Member]	Mar. 31, 2014 Ruby Developement Company [Member]
RUBY MINE ACQUISITION (Details) [Line Items]
Business Acquisition Purchase Price																				$ 2,500,000
Exercise of purchase option, payment																			85,000
Payments to Acquire Business, Cash and Non-Cash Consideration						510,000
Payments to Acquire Businesses, Gross						360,000													277,006	82,994
Stock Issued During Period, Shares, Acquisitions (in Shares)						10,000,000
Stock Issued During Period, Value, Acquisitions						150,000
Other Notes Payable, Current	470,118	627,101	1,774,822													1,760,130	1,832,638		1,990,000		1,760,130	1,832,638
Class of Warrant or Rights, Granted (in Shares)	0	4,000,000	4,800,000	2,250,000	13,000,000		10,000,000	2,000,000	2,000,000		2,000,000	4,000,000
Warrants, Term of Warrants							5 years		5 years		5 years	5 years
Class of Warrant or Right, Exercise Price							2 cents		9 cents		10 cents	4 cents
Debt Instrument, Face Amount																		1,990,000
Debt Instrument, Interest Rate, Stated Percentage																			3.00%				6.00%
Mine Reclamation and Closing Liability, Noncurrent																			171,618
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Long-term Debt																			2,500
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable													219,940	149,896	150,000
Warrants Fair Value of Warrants, Granted							$ 2,519	$ 175,047		$ 219,940
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)								$ 0.09